EARNINGS PER SHARE (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic EPS from continuing operations [Abstract]
Income from continuing operations attributable to ONEOK available for common stock									$ 278,662	$ 294,837	$ 245,759
Shares									206,044	206,140	209,344
Per share amount	$ 0.44	$ 0.30	$ 0.00	$ 0.55	$ 0.55	$ 0.32	$ 0.29	$ 0.59	$ 1.35	$ 1.43	$ 1.17
Diluted EPS from continuing operations [Abstract]
Effect of options and other dilutive securities									0	0	0
Effect of options and other dilutive securities, shares									3,651	4,570	5,154
Income from continuing operations attributable to ONEOK available for common stock and common stock equivalents									$ 278,662	$ 294,837	$ 245,759
Shares									209,695	210,710	214,498
Per share amount	$ 0.43	$ 0.30	$ 0.00	$ 0.54	$ 0.53	$ 0.31	$ 0.29	$ 0.58	$ 1.33	$ 1.40	$ 1.15